General	12 Months Ended
Dec. 31, 2018
General
GENERAL
NOTE 1:-	GENERAL

a.	Therapix Biosciences Ltd. ("Therapix" or the "Company"), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, Therapix and its subsidiaries at the time (the "Group") were mainly engaged in developing several innovative immunotherapy products and it owns patents in the immunotherapy field. In August 2015, the Company revised its business strategy according to which it will focus on developing a portfolio of approved drugs based on cannabinoid molecules. The Company's main focus will be on developing an entourage technology based cannabinoid drug for the Central Nervous System indications, including, but not limited, to Tourette syndrome, Pain, Obstructive Sleep Apnea ("OSA") and a cannabinoid based drug for Mild Cognitive Impairment using the low dose technology.

The Company was a dual-listed company, which had its shares traded on the Tel-Aviv Stock Exchange ("TASE") since December 26, 2005, and on the Nasdaq Stock Market ("Nasdaq") since March 27, 2017. On August 7, 2018, the Company delisted its shares from the TASE. The Company completed an initial public offering ("IPO") in the United States on March 27, 2017, and raised approximately $13.7 million. Since the IPO, the Company has had its American Depository Shares ("ADSs") registered with the U.S. Securities and Exchange Commission ("SEC") and has been listed on the Nasdaq.

The headquarters of Therapix are located in the Tel Aviv district (Givataaim), Israel.

As of December 31, 2018, Therapix has four subsidiaries (the "Subsidiaries"):

-	NasVax Inc., a Delaware corporation - fully owned (100%);
-	Brain Bright Ltd., an Israeli company - fully owned (100%);
-	Evero Health Ltd. (previously Weex Biosciences Ltd.), an Israeli company - fully owned (100%);
-	Therapix Healthcare Resources Inc. ("THR"), a Delaware corporation, in which control was achieved on October 3, 2018 - Therapix holds 82.36% of THR's equity. THR was established on July 31, 2018 (see Note 5).

All the Subsidiaries are private companies, and as of the date of these financial statements, except for THR, all other subsidiaries are inactive companies with no assets or liabilities. Therefore, only THR's financial statements are consolidated within the Group. Therapix also owns approximately 27% of Lara Pharm Ltd.'s ("Lara") share capital; however, the Company does not have significant influence on Lara since it has no representation in Lara's board of directors. The Company wrote-off the entire investment in Lara in 2015 (see Note 9a).

All information in the financial statements regarding the ADSs is a presumption that all of the Company's shares have been converted into ADS (Each ADS represents forty (40) ordinary shares).

The consolidated financial statements of the Group for the year ended December 31, 2018, were approved for issue on May 13, 2019 (the "Approval Date").

b.	Functional currency and presentation currency:

The functional currency of the Company, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions, was the New Israeli Shekel ("NIS") until October 1, 2018, when the Company change the functional currency to the U.S. Dollars ("USD" or "$") after concluding that according to in IAS 21, "The Effects of Changes in Foreign Exchange Rates" ("IAS 21"), the USD is the primary currency of the economic environment in which the Company operates (see Note 2d).

The consolidated financial statements are presented in USD since the Company believes that preparing the consolidated financial statements in USD provides more relevant information to the investors.

c.	The Group incurred a net loss of approximately $9 million and had negative cash flows from operating activities of approximately $7 million for the year ended December 31, 2018. As of December 31, 2018, the Group had an accumulated deficit of approximately $47 million as a result of recurring operating losses. As discussed in Note 1a above, the Group's business strategy is to focus on developing an entourage technology based cannabinoid drug.

As of the Approval Date of the consolidated financial statements, the Group has not yet started recognizing revenues from sales and its operation is dependent on its ability to raise additional funds from existing and/or new investors in order to finance its activity. This dependency will continue until the Group will be able to completely finance its operations by selling its products. In addition, as of the Approval Date of the consolidated financial statements, the Group has not raised the necessary funding in order to continue its activity in the foreseeable future.

These abovementioned factors raise substantial doubt about the Group's ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that might result should the Group be unable to continue as a going concern.

d.	Definitions:

The Company	-	Therapix Biosciences Ltd.

The Group	-	Therapix Biosciences Ltd. and its investees, as detailed in Note 1a.

Subsidiaries	-	Companies that are controlled by the Company, as defined IFRS 10, "Consolidated Financial Statements" ("IFRS 10"), and whose accounts are consolidated with those of the Company (if active).

Related parties	-	As defined in International Accounting Standard ("IAS") 24, "Related Party Disclosures" ("IAS 24").